As filed with the Securities and Exchange Commission on August 31, 2006
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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-08043

          -----------------------------------------------------------

                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and Address of Agent for Service)

                                  COPIES TO:

                          DONALD S. MENDELSOHN, ESQ.
                               Thompson Hine LLP
                               312 Walnut Street
                                  14th Floor
                            Cincinnati, Ohio 45202

          -----------------------------------------------------------

       Registrant's telephone number, including area code: 1-408-526-0707

          -----------------------------------------------------------


Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, And the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of infor-mation under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. PROXY VOTING RECORD


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COMPANY: ADVANCED MICRO DEVICES, INC.
TICKER: AMD
CUSIP: 007903107
MEETING DATE: 5/5/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Hector De. J. Ruiz        For      For      Management
1.2   Elect  Director  W. Michael Barnes         For      For      Management
1.3   Elect  Director  Bruce L. Claflin          For      For      Management
1.4   Elect  Director  H. Paulett Eberhart       For      For      Management
1.5   Elect  Director  Robert B. Palmer          For      For      Management
1.6   Elect  Director  Leonard M. Silverman      For      For      Management
1.7   Elect  Director  Morton L. Topfer          For      For      Management
2     Ratify Ernst & Young LLP as Auditors       For      For      Management
3     Approval of the Amendments to the 2004
      Equity Incentive Plan.                     For      For      Management
4     Approval of the Amendment to the 2000
      Employee Stock Purchase Plan.              For      For      Management
5     Approval of the 2006 Executive
      Incentive Plan.                            For      For      Management
==============================================================================

COMPANY: APPLE COMPUTER, INC.
TICKER: AAPL
CUSIP: 037833100
MEETING DATE: 4/27/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Fred D. Anderson          For      For      Management
1.2   Elect  Director  William V. Campbell       For      For      Management
1.3   Elect  Director  Millard S. Drexler        For      For      Management
1.4   Elect  Director  Albert A. Gore, Jr.       For      For      Management
1.5   Elect  Director  Steven P. Jobs            For      For      Management
1.6   Elect  Director  Arthur D. Levinson        For      For      Management
1.7   Elect  Director  Jerome B. York            For      For      Management
2     Ratify KPMG LLP as Auditors.               For      For      Management
3     Consider a Shareholder Proposal if
      Properly Presented at the Meeting.         Against  Against  Shareholder
==============================================================================

COMPANY: AUTODESK, INC.
TICKER: ADSK
CUSIP: 052769106
MEETING DATE: 11/10/05
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1     Proposal to Approve the Adoption of the
      Autodesk 2006 Employee Stock Plan and
      the Reservation of 9,650,000 Shares of
      Autodesk Common Stock, Plus a Number of
      Additional Shares Equal to that Number
      of Shares Canceled on Expiration of the
      1996 Stock Plan (Not to Exceed 4,340,000
      Shares), for Issuance Thereunder.          For      For      Management
2     Proposal to Approve Amendments to
      Autodesk's  2000 Directors' Option Plan
      to Increase the Number of Shares Reserved
      for Issuance Thereunder by 750,000 Shares,
      to Provide that All Options Granted Under
      the 2000 Directors' Option Plan will have
      a Maximum Term of Six Years, as More Fully
      Described in the Proxy Statement.          For      For      Management
==============================================================================

COMPANY: BROADCOM CORP.
TICKER: BRCM
CUSIP: 111320107
MEETING DATE: 4/27/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  George L. Farinsky        For      For      Management
1.2   Elect  Director  Maureen E. Grzelakowski   For      For      Management
1.3   Elect  Director  Nancy H. Handel           For      For      Management
1.4   Elect  Director  John Major                For      For      Management
1.5   Elect  Director  Scott A. McGregor         For      For      Management
1.6   Elect  Director  Alan E. Ross              For      For      Management
1.7   Elect  Director  Henry Samueli, Ph.D.      For      For      Management
1.8   Elect  Director  Robert E. Switz           For      For      Management
1.9   Elect  Director  Werner F. Wolfen          For      For      Management
2     To Approve Second Amended and Restated
      Articles of Incorporation to (i) Increase
      the Aggregate Number of Authorized Shares
      of Class A Common Stock from 800,000,000
      Shares to 2,500,000,000 Shares, and (ii)
      Eliminate All Statements Referring to
      Series A-E Preferred Stock, All as More
      Fully Described in the Proxy Statement.    For      For      Management
3     To Approve an Amendment to the Company's
      Bylaws, as Previously Amended and
      Restated, to Increase the Authorized
      Number of Directors from a Range of Five
      (5) to Nine (9) to a Range of Six (6)
      to Eleven (11) Directors.                  For      For      Management
4     To Approve an Amendment and Restatement
      of Broadcom's 1998 Stock Incentive Plan,
      as Previously Amended and Restated, which
      Revises the Automatic Equity Grant Program
      in Effect for New and Continuing Non-
      Employee Board Members and Makes Certain
      Technical Revisions and Improvements.      For      For      Management
5     Ratify Ernst & Young LLP as Auditors.      For      For      Management
==============================================================================

COMPANY: COGNIZANT TECHNOLOGY SOLUTIONS CORP.
TICKER: CTSH
CUSIP: 192446102
MEETING DATE: 6/13/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Venetia Kontogouris       For      For      Management
1.2   Elect  Director  Thomas M. Wendel          For      For      Management
2     To Amend and Restate Our 1999 Incentive
      Compensation Plan, as Amended (the
      "Incentive Plan"), to (i) Increase the
      Maximum Number of Shares of Class A
      Common Stock, and (ii) Re-Approve the
      Series of Performance Criteria which
      May Have Been Utilized in Establishing
      Specific Targets to be Attained as a
      Condition to the Vesting of Cash or
      Stock Awards Under the Incentive Plan.     For      For      Management
3     To Amend Our Restated Certificate of
      Incorporation , as Amended, to Increase
      the Maximum Number of Authorized Shares
      of the Company's Stock, All Classes,
      From: 340,000,000 Authorized Shares,
      Consisting  of (i) 325,000,000 Shares
      of Class A Common Stock, and (ii)
      15,000,000 Shares of Preferred Stock,
      to 515,000,000 Authorized Shares.          For      For      Management
4     Ratify Pricewaterhousecoopers Auditors.    For      For      Management
==============================================================================

COMPANY: EBAY, INC.
TICKER: EBAY
CUSIP: 278642103
MEETING DATE: 6/13/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  William C. Ford, Jr.      For      For      Management
1.2   Elect  Director  Dawn G. Lepore            For      For      Management
1.3   Elect  Director  Pierre M. Omidyar         For      For      Management
1.4   Elect  Director  Richard Schlosberg III    For      For      Management
2     Approve an Amendment to Our 2001 Equity
      Incentive Plan to Increase by 30,000,000
      the Number of Shares of Common Stock that
      May be Issued Under Our 2001 Equity
      Incentive Plan.                            For      For      Management
3     Ratify Pricewaterhousecoopers Auditors.    For      For      Management
==============================================================================

COMPANY: E*TRADE FINANCIAL CORP.
TICKER: ET
CUSIP: 269246104
MEETING DATE: 5/25/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Michael K. Parks          For      For      Management
1.2   Elect  Director  Lewis E. Randall          For      For      Management
1.3   Elect  Director  Stephen H. Willard        For      For      Management
2     Ratify Deloitte & Touche LLP as Auditors.  For      For      Management
==============================================================================

COMPANY: F5 NETWORKS, INC.
TICKER: FFIV
CUSIP: 315616102
MEETING DATE: 3/2/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Karl D. Guelich           For      For      Management
1.2   Elect  Director  Keith D. Grinstein        For      For      Management
==============================================================================

COMPANY: GAMESTOP CORP.
TICKER: GME
CUSIP: 36466R101
MEETING DATE: 10/6/05
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Daniel D. DeMatteo        For      For      Management
1.2   Elect  Director  Leonard Riggio            For      For      Management
1.3   Elect  Director  Gerald R. Szczepanski     For      For      Management
2     Proposal to (i) Adopt the Merger
      Agreement, Including the Transactions
      Contemplated Thereby, (ii) Approve the
      Amendment to GameStop's Certificate of
      Incorporation, and (iii) Approve the
      Amendment to the GameStop Amended and
      Restated 2001 Incentive Plan.              For      For      Management
3     Proposal to Adopt the GSC Holdings
      Corp. 2005 Incentive Plan.                 For      For      Management
4     Ratify BDO Seidman LLP as Auditors.        For      For      Management
==============================================================================

COMPANY: GAMESTOP CORP.
TICKER: GME
CUSIP: 36466R101
MEETING DATE: 6/27/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Daniel D. DeMatteo        For      For      Management
1.2   Elect  Director  Michael N. Rosen          For      For      Management
1.3   Elect  Director  Edward A. Volkwein        For      For      Management
2     Proposal to Adopt the Amended and
      Restated GameStop Corp. Supplemental
      Compensation Plan.                         For      For      Management
3     Ratify BDO Seidman LLP as Auditors.        For      For      Management
==============================================================================

COMPANY: GOOGLE, INC.
TICKER: GOOG
CUSIP: 38259P508
MEETING DATE: 5/11/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Eric Schmidt              For      For      Management
1.2   Elect  Director  Sergey Brin               For      For      Management
1.3   Elect  Director  Larry Page                For      For      Management
1.4   Elect  Director  L. John Doerr             For      For      Management
1.5   Elect  Director  John L. Hennessy          For      For      Management
1.6   Elect  Director  Arthur D. Levinson        For      For      Management
1.7   Elect  Director  Ann Mather                For      For      Management
1.8   Elect  Director  Michael Moritz            For      For      Management
1.9   Elect  Director  Paul S. Otellini          For      For      Management
1.10  Elect  Director  K. Ram Shriram            For      For      Management
1.11  Elect  Director  Shirley M. Tilghman       For      For      Management
2     Ratify Ernst & Young as Auditors.          For      For      Management
3     Approval of an Amendment to Google's
      2004 Stock Plan to Increase the Number
      of Authorized Shares of Class A Common
      Stock Issuable Under the 2004 Stock Plan
      From 13,431,660 to 17,931,660.             For      For      Management
4     Stockholder Proposal to Request that
      the Board of Directors Take the Steps
      that May be Necessary to Adopt a
      Recapitalization Plan that Would
      Provide for All of the Company's
      Outstanding Stock to Have One Vote
      Per Share.                                 Against  For      Shareholder
==============================================================================

COMPANY: MACROMEDIA, INC.
TICKER: MACR
CUSIP: 556100105
MEETING DATE: 7/18/05
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Robert K. Burgess         For      For      Management
1.2   Elect  Director  Charles M. Boesenberg     For      For      Management
1.3   Elect  Director  Stephen A. Elop           For      For      Management
1.4   Elect  Director  John (Ian) Giffen         For      For      Management
1.5   Elect  Director  Steven Gomo               For      For      Management
1.6   Elect  Director  William H. Harris, Jr.    For      For      Management
1.7   Elect  Director  Donald L. Lucas           For      For      Management
1.8   Elect  Director  Elizabeth A. Nelson       For      For      Management
1.9   Elect  Director  Timothy O'Reilly          For      For      Management
1.10  Elect  Director  William B. Welty          For      For      Management
2     Amendment to the Company's 2002 Equity
      Incentive Plan.                            For      For      Mamagement
3     Ratify KPMG LLP as Auditors.               For      For      Management
==============================================================================

COMPANY: MACROMEDIA, INC.
TICKER: MACR
CUSIP: 556100105
MEETING DATE: 8/24/05
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1     To Adopt the Agreement and Plan of
      Merger and Reorganization, Dated
      April 17, 2005, by and Among Adobe
      Systems Incorporated, Avner
      Acquisition Sub, Inc., a Wholly
      Owned Subsidiary of Adobe Systems
      Incorporated, and Macromedia, Inc.         For      For      Management
2     To Approve an Adjournment of the
      Macromedia Special Meeting, if
      Necessary, if a Quorum is Present,
      to Solicit Additional Proxies if
      There are Not Sufficient Votes in
      Favor of Proposal No. 1.                   For      For      Management

==============================================================================

COMPANY: MARVELL TECHNOLOGY GROUP LTD.
TICKER: MRVL
CUSIP: G5876H105
MEETING DATE: 6/9/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
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1.1   Elect  Director  Sehat Sutardja, Ph.D.     For      For      Management
1.2   Elect  Director  Weili Dai                 For      For      Management
1.3   Elect  Director  Pantas Sutardja, Ph.D.    For      For      Management
1.4   Elect  Director  Arturo Krueger            For      For      Management
2     Ratify Pricewaterhousecoopers Auditors
      and to Authorize the Audit Committee
      to Fix Their Remuneration for the 2007.    For      For      Management
3     To Approve an Increase to the Company's
      Authorized Share Capital.                  For      For      Management
4.    To Approve an Amendment to the Company's
      Second Amended and Restated By-Laws to
      Amend the Provision Related to
      Indemnification of Director and Officers.  For      For      Management
==============================================================================

COMPANY: MONSTER WORLDWIDE, INC.
TICKER: MNST
CUSIP: 611742107
MEETING DATE: 6/7/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Andrew J. McKelvey        For      For      Management
1.2   Elect  Director  George R. Eisele          For      For      Management
1.3   Elect  Director  John Gaulding             For      For      Management
1.4   Elect  Director  Michael Kaufman           For      For      Management
1.5   Elect  Director  Ronald J. Kramer          For      For      Management
1.6   Elect  Director  David A. Stein            For      For      Management
1.7   Elect  Director  John Swann                For      For      Management
2     Ratify BDO Seidman LLP as Auditors.        For      For      Management
3     Stockholder Proposal Pertaining to
      Board Diversity.                           Against  For      Shareholder
==============================================================================

COMPANY: RACKABLE SYSTEMS, INC.
TICKER: RACK
CUSIP: 750077109
MEETING DATE: 5/31/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Thomas K. Barton          For      For      Management
1.2   Elect  Director  Gary A. Griffiths         For      For      Management
1.3   Elect  Director  Michael J. Maulick        For      For      Management
1.4   Elect  Director  Hagi Schwartz             For      For      Management
1.5   Elect  Director  Ronald D. Verdoorn        For      For      Management
2     Ratify Deloitte & Touche LLP as Auditors.  For      For      Management
==============================================================================

COMPANY: SANDISK CORP.
TICKER: SNDK
CUSIP: 80004C101
MEETING DATE: 5/25/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Dr. Eli Harari            For      For      Management
1.2   Elect  Director  Irwin Federman            For      For      Management
1.3   Elect  Director  Steven J. Gomo            For      For      Management
1.4   Elect  Director  Eddy W. Hartenstein       For      For      Management
1.5   Elect  Director  Catherine P. Lego         For      For      Management
1.6   Elect  Director  Michael E. Marks          For      For      Management
1.7   Elect  Director  Dr. James D. Meindl       For      For      Management
2     Approve Amendments to the Company's
      2005 Incentive Plan.                       For      For      Management
3     Approve an Amendment to the Company's
      Certificate of Incorporation, Increasing
      the Authorized Amount of Common Stock
      From 400,000,000 to 800,000,000
      Shares.                                    For      For      Management
4     Ratify Ernst & Young LLP as Auditors.      For      For      Management
==============================================================================

COMPANY: SEAGATE TECHNOLOGY
TICKER: STX
CUSIP: G7945J104
MEETING DATE: 5/17/06
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                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1     Proposal to Approve the Issuance of
      Seagate Common Shares Pursuant to the
      Agreement and Plan of Merger, Dated
      as of December 20, 2005 (as Amended,
      Supplemented or Modified From Time to
      Time, the "Merger Agreement") by and
      Among Seagate Technology, MD Merger
      Corporation and Maxtor Corporation.        For      For      Management
2     Proposal to Approve Adjournment of
      the Extraordinary General Meeting to
      a Later Date or Dates, if Necessary,
      to Solicit Additional Proxies if
      there are Insufficient Votes at the
      Time of the Extraordinary General
      Meeting to Approve the Issuance of
      Seagate Common Shares in the Merger.       For      For      Management
==============================================================================

COMPANY: TD AMERITRADE HOLDING CORP.
TICKER: AMTD
CUSIP: 03074K100
MEETING DATE: 3/9/06
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  W. Edmund Clark           For      For      Management
1.2   Elect  Director  Michael D. Fleisher       For      For      Management
1.3   Elect  Director  Glenn H. Hutchins         For      For      Management
1.4   Elect  Director  Joseph H. Moglia          For      For      Management
1.5   Elect  Director  Thomas S. Ricketts        For      For      Management
2     Ratify Ernst & Young LLP as Auditors.      For      For      Management
3     Amendment and Restatement of the
      Company's 1996 Long-Term Incentive
      Plan.                                      For      For      Management
4     To Vote, in its Discretion, Upon
      Any Other Business That May Properly
      Come Before the Annual Meeting or any
      Postponement or Adjournment Thereof.
      Management is Not Aware of Any Other
      Matters that Should Come Before the
      Annual Meeting.                            For      For      Management
==============================================================================

COMPANY: XILINX, INC.
TICKER: XLNX
CUSIP: 983919101
MEETING DATE: 8/4/05
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  William P. Roelandts      For      For      Management
1.2   Elect  Director  John L. Doyle             For      For      Management
1.3   Elect  Director  Jerald G. Fishman         For      For      Management
1.4   Elect  Director  Philip T. Gianos          For      For      Management
1.5   Elect  Director  William G. Howard, Jr.    For      For      Management
1.6   Elect  Director  Harold E. Hughes, Jr.     For      For      Management
1.7   Elect  Director  J. Michael Patterson      For      For      Management
1.8   Elect  Director  Richard W. Sevcik         For      For      Management
1.9   Elect  Director  Elizabeth W. Vanderslice  For      For      Management
2     Proposal to Ratify and Approve an
      Amendment to the Company's 1990
      Employee Qualified Stock Purchase Plan
      to Increase the Number of Shares
      Reserved for Issuance Thereunder by
      7,000,000 Shares.                          For      For      Management
3     Ratify Ernst & Young LLP as Auditors.      For      For      Management
4     If Properly Presented at the Annual
      Meeting, to Consider a Stockholder
      Proposal Regarding the Voting Standard
      for Election of Directors.                 Against  Against  Shareholder
==============================================================================

COMPANY: YAHOO! INC.
TICKER: YHOO
CUSIP: 984332106
MEETING DATE: 5/25/06
------------------------------------------------------------------------------
                                                 Mgmt     Vote
#     Proposal                                   Rec      Cast     Sponsor
------------------------------------------------------------------------------
1.1   Elect  Director  Terry S. Semel            For      For      Management
1.2   Elect  Director  Jerry Yang                For      For      Management
1.3   Elect  Director  Roy J. Bostock            For      For      Management
1.4   Elect  Director  Ronald W. Burkle          For      For      Management
1.5   Elect  Director  Eric Hippeau              For      For      Management
1.6   Elect  Director  Arthur H. Kern            For      For      Management
1.7   Elect  Director  Vyomesh Joshi             For      For      Management
1.8   Elect  Director  Robert A. Kotick          For      For      Management
1.9   Elect  Director  Edward R. Kozel           For      For      Management
1.10  Elect  Director  Gary L. Wilson            For      For      Management
2     Amendment of the 1996 Directors'
      Stock Option Plan.                         For      For      Management
3     Ratification of Appointment of Auditors.   For      For      Management
==============================================================================



                                 SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

The Berkshire Funds
-------------------

/s/ Malcolm R. Fobes III
------------------------
Malcolm R. Fobes III
President

August 31, 2006
---------------